Income taxes - Narrative (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Increase In Valuation Allowance	$ 496,000
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	8,500,000
Internal Revenue Service (IRS) | Subsidiary
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,900,000